UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End: 11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES     VALUE

                COMMON STOCKS--34.8%
                CONSUMER DISCRETIONARY--1.9%
     29,950     Autoliv Inc.                                                       $   1,718,232
     10,300     Dow Jones & Co.                                                          608,215
      6,990     Fortune Brands, Inc.                                                     580,799
     87,710     Home Depot, Inc.                                                       3,360,170
     10,680     Leggett and Platt, Inc.                                                  217,872
     24,940     Mattel, Inc.                                                             539,452
     23,690     McDonald's Corp.                                                       1,166,733
     76,270     Tribune Co.                                                            2,101,239
                    TOTAL                                                             10,292,712
                CONSUMER STAPLES--4.9%
     22,340     Anheuser-Busch Cos., Inc.                                              1,103,596
     65,920     Coca-Cola Co.                                                          3,545,178
     45,260     Colgate-Palmolive Co.                                                  3,001,643
      9,860     General Mills, Inc.                                                      550,977
     32,990     Kimberly-Clark Corp.                                                   2,266,083
     84,925     Kraft Foods, Inc., Class A                                             2,722,696
     36,140     PepsiCo, Inc.                                                          2,458,604
     87,340     Procter & Gamble Co.                                                   5,704,175
     17,820     Sysco Corp.                                                              594,832
    110,810     Wal-Mart Stores, Inc.                                                  4,834,640
                    TOTAL                                                             26,782,424
                ENERGY--5.0%
     54,680     BP PLC, ADR                                                            3,683,245
     74,810     Chevron Corp.                                                          6,565,326
      6,650     ConocoPhillips                                                           544,569
     39,500     ENI SpA, ADR                                                           2,724,710
     35,100     Enbridge Inc.                                                          1,182,870
     20,260     Exxon Mobil Corp.                                                      1,736,890
     69,570     Hugoton Royalty Trust                                                  1,648,113
     10,130     Marathon Oil Corp.                                                       545,906
      9,670     Occidental Petroleum Corp.                                               548,192
     33,630     Patterson-UTI Energy, Inc.                                               722,036
     44,540     Royal Dutch Shell PLC                                                  3,445,169
     58,860     Total SA, ADR, Class B                                                 4,419,797
                    TOTAL                                                             27,766,823
                FINANCIALS--8.1%
     49,180     Ace, Ltd.                                                              2,840,637
     44,300     Aflac, Inc.                                                            2,361,633
     31,970     Allstate Corp.                                                         1,750,358
    113,200     American Financial Realty Trust                                          937,296
    193,653     Bank of America Corp.                                                  9,814,334
    196,890     Citigroup, Inc.                                                        9,230,203
     85,150     Freddie Mac                                                            5,246,092
     23,970     Hartford Financial Services Group, Inc.                                2,131,173
     42,770     Healthcare Realty Trust, Inc.                                          1,067,967
     28,110     Hospitality Properties Trust                                           1,109,221
     31,260     Nationwide Financial Services, Inc., Class A                           1,673,035
     34,170     New York Community Bancorp, Inc.                                         604,467
     15,330     PartnerRe Ltd.                                                         1,114,644
     25,840     Protective Life Corp.                                                  1,080,112
     10,450     The Travelers Cos, Inc.                                                  528,143
     32,940     Wachovia Corp.                                                         1,613,401
     14,920     Washington Mutual, Inc.                                                  547,862
     15,130     Wells Fargo & Co.                                                        552,850
                    TOTAL                                                             44,203,428
                HEALTH CARE--3.7%
     21,350     AstraZeneca Group PLC, ADR                                             1,050,420
     64,970     Biovail Corp.                                                          1,138,274
     21,320     GlaxoSmithKline PLC, ADR                                               1,113,330
     63,410     Johnson & Johnson                                                      3,918,104
     50,630     Lilly (Eli) & Co.                                                      2,903,631
    396,810     Pfizer, Inc.                                                           9,856,760
     10,460     Wyeth                                                                    484,298
                    TOTAL                                                             20,464,817
                INDUSTRIALS--3.9%
     32,970     3M Co.                                                                 2,999,940
     37,790     Avery Dennison Corp.                                                   2,259,464
     60,790     Dover Corp.                                                            3,003,026
     76,230     General Electric Co.                                                   2,963,060
     12,600     Illinois Tool Works, Inc.                                                732,942
     70,330     Northrop Grumman Corp.                                                 5,544,817
     33,500     United Parcel Service, Inc., Class B                                   2,541,310
     20,680     United Technologies Corp.                                              1,543,348
                    TOTAL                                                             21,587,907
                INFORMATION TECHNOLOGY--1.3%
     34,810     Automatic Data Processing, Inc.                                        1,592,209
     59,850     Intel Corp.                                                            1,541,138
     43,540     Microchip Technology, Inc.                                             1,677,161
     22,890     Seagate Technology Holdings                                              591,020
    165,320     Taiwan Semiconductor Manufacturing Co., ADR                            1,639,974
                    TOTAL                                                              7,041,502
                MATERIALS--1.3%
     18,520     Bemis Co., Inc.                                                          553,192
     29,560     Bowater, Inc.                                                            497,790
     13,240     Dow Chemical Co.                                                         564,421
      3,500     Freeport-McMoRan Copper & Gold, Inc.                                     305,970
      9,400     PPG Industries, Inc.                                                     689,490
     24,800     Packaging Corp. of America                                               646,040
     57,690     Rohm & Haas Co.                                                        3,261,793
     20,680     Valspar Corp.                                                            557,740
                    TOTAL                                                              7,076,436
                TELECOMMUNICATION SERVICES--3.8%
    211,469     AT&T, Inc.                                                             8,431,269
     65,200     Deutsche Telekom AG, ADR                                               1,212,720
     24,200     Embarq Corp.                                                           1,510,564
     20,820     France Telecommunications, ADR                                           631,262
    153,490     NTT Docomo Inc. - Spon. ADR                                            2,342,257
     25,740     Nippon Telegraph & Telephone Corp., ADR                                  594,594
     15,960     Swisscom AG, ADR                                                         559,398
     62,700     Verizon Communications                                                 2,625,876
    191,636     Windstream Corp.                                                       2,736,562
                    TOTAL                                                             20,644,502
                UTILITIES--0.9%
     64,710     Energy East Corp.                                                      1,727,110
     21,660     Integrys Energy Group, Inc.                                            1,086,682
     29,590     NiSource, Inc.                                                           557,476
     25,550     Progress Energy, Inc.                                                  1,172,234
     14,610     SCANA Corp.                                                              560,732
                    TOTAL                                                              5,104,234
                    TOTAL COMMON STOCKS (IDENTIFIED COST $170,074,168)               190,964,785
                CORPORATE BONDS--2.2%
                BASIC INDUSTRY - PAPER - 0.4%
  1,400,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                             1,491,967
    400,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                               425,170
                    TOTAL                                                              1,917,137
                CAPITAL MARKETS-- 0.8%
  3,753,000     Merrill Lynch & Co., Inc., Conv. Bond, 3/13/2032                       4,322,480
                COMMUNICATIONS - MEDIA NONCABLE -- 0.3%
  1,500,000     News America Holdings, Inc., Note, 8.15%, 10/17/2036                   1,731,069
                FINANCIALS INSTITUTION - BANKING - 0.3%
  1,500,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                        1,593,179
                MEDIA--0.4%
  1,961,000     Liberty Media Corp., Conv. Bond, 0.75%, 03/30/2023                     2,242,874
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $12,257,132)               11,806,739
                PREFERRED STOCKS -- 1.9%
                CONSUMER DISCRETIONARY -- 0.5%
     90,280     Credit Suisse 12.50% Equity Linked Notes (KBH)                         2,753,089
                FINANCIALS--0.5%
     44,300 1,2 Merrill Lynch 5.00% Capped Appreciation Note (RNR)                     2,543,928
                INFORMATION TECHNOLOGY-0.9%
     80,500 1,2 Goldman Sachs 6.00% Trigger Mandatory Exchangeable Notes (MXIM)        2,464,105
    118,900 1,2 Merrill Lynch 7.5% Capped Appreciation Note (NOK)                      2,769,181
                    TOTAL                                                              5,233,286
                    TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,651,134)               10,530,303
                MUTUAL FUNDS -- 62.1%3
  5,056,930     Emerging Markets Fixed Income Core Fund                              107,898,812
 10,244,609     Federated Mortgage Core Portfolio                                    100,089,832
 39,374,005     Prime Value Obligations Fund, Institutional Shares, 5.33%4            39,374,005
 13,946,940     High Yield Bond Portfolio                                             93,026,090
                    TOTAL MUTUAL FUNDS (IDENTIFIED COST $338,028,650)                340,388,739
                    TOTAL INVESTMENTS - 101.0%                                       553,690,566
                    (IDENTIFIED COST $530,011,084)5
                    OTHER ASSETS AND LIABILITIES - NET - (1.0)%                      (5,484,453)
                    TOTAL NET ASSETS - 100%                                        $ 548,206,113


1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $7,777,214, which represented 1.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2007, these liquid restricted securities amounted to $7,777,214, which represented 1.4% of total net assets.

3    Affiliated companies.

4    7-Day net yield.

5 At August 31, 2007, the cost of investments for federal tax purposes was $530,275,361. The net unrealized appreciation of investments for federal tax purposes was $23,415,205. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,043,639 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,628,434.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust
II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







FEDERATED STOCK AND CALIFORNIA MUNI FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                COMMON STOCKS--34.1%
                CONSUMER DISCRETIONARY--2.1%
        220     Autoliv, Inc.                                                                                            $    12,621
        170     Dow Jones & Co.                                                                                               10,039
        110     Fortune Brands, Inc.                                                                                           9,140
      1,130     Home Depot, Inc.                                                                                              43,290
         80     Leggett and Platt, Inc.                                                                                        1,632
        320     Mattel, Inc.                                                                                                   6,922
        710     McDonald's Corp.                                                                                              34,968
        840     Time Warner, Inc.                                                                                             15,943
        990     Tribune Co.                                                                                                   27,275
                   TOTAL                                                                                                     161,830
                CONSUMER STAPLES--4.7%
        290     Anheuser-Busch Cos., Inc.                                                                                     14,326
        900     Coca-Cola Co.                                                                                                 48,402
        680     Colgate-Palmolive Co.                                                                                         45,098
        130     General Mills, Inc.                                                                                            7,264
        380     Kimberly-Clark Corp.                                                                                          26,102
      1,176     Kraft Foods, Inc., Class A                                                                                    37,703
        530     PepsiCo, Inc.                                                                                                 36,056
      1,190     Procter & Gamble Co.                                                                                          77,719
        270     Sysco Corp.                                                                                                    9,013
      1,450     Wal-Mart Stores, Inc.                                                                                         63,263
                   TOTAL                                                                                                     364,946
                ENERGY--4.6%
        490     BP PLC, ADR                                                                                                   33,006
        980     Chevron Corp.                                                                                                 86,005
         90     ConocoPhillips                                                                                                 7,370
        420     ENI SpA, ADR                                                                                                  28,972
        390     Enbridge, Inc.                                                                                                13,143
        890     Exxon Mobil Corp.                                                                                             76,300
        557     Hugoton Royalty Trust                                                                                         13,195
        130     Marathon Oil Corp.                                                                                             7,006
        130     Occidental Petroleum Corp.                                                                                     7,370
        270     Patterson-UTI Energy, Inc.                                                                                     5,797
        590     Royal Dutch Shell PLC                                                                                         45,636
        400     Total SA, ADR, Class B                                                                                        30,036
                   TOTAL                                                                                                     353,836
                FINANCIALS--7.8%
        670     Ace, Ltd.                                                                                                     38,699
        270     Advanta Corp., Class B                                                                                         7,069
        390     Aegon N.V. NY                                                                                                  7,106
        790     Aflac, Inc.                                                                                                   42,115
        410     Allstate Corp.                                                                                                22,447
      2,480     Bank of America Corp.                                                                                        125,686
      2,030     Citigroup, Inc.                                                                                               95,166
         60     Deutsche Bank AG                                                                                               7,440
      1,130     Federal Home Loan Mortgage Corp.                                                                              69,619
        130     Hartford Financial Services Group, Inc.                                                                       11,558
        350     ING Groep, N.V., ADR                                                                                          14,066
        190     Merrill Lynch & Co., Inc.                                                                                     14,003
        660     Nationwide Financial Services, Inc., Class A                                                                  35,323
        440     New York Community Bancorp, Inc.                                                                               7,784
        200     PartnerRe Ltd.                                                                                                14,542
        840     Protective Life Corp.                                                                                         35,112
         90     RenaissanceRe Holdings Ltd.                                                                                    5,155
        570     Wachovia Corp.                                                                                                27,919
        190     Washington Mutual, Inc.                                                                                        6,977
        430     Wells Fargo & Co.                                                                                             15,712
                   TOTAL                                                                                                     603,498
                HEALTH CARE--3.2%
      1,050     Biovail Corp.                                                                                                 18,396
        270     GlaxoSmithKline PLC, ADR                                                                                      14,099
      1,390     Johnson & Johnson                                                                                             85,888
        690     Lilly (Eli) & Co.                                                                                             39,571
      3,110     Pfizer, Inc.                                                                                                  77,252
        300     Wyeth                                                                                                         13,890
                   TOTAL                                                                                                     249,096
                INDUSTRIALS--3.7%
        520     3M Co.                                                                                                        47,315
        290     Avery Dennison Corp.                                                                                          17,339
        740     Dover Corp.                                                                                                   36,556
      1,040     General Electric Co.                                                                                          40,425
        260     Illinois Tool Works, Inc.                                                                                     15,124
        920     Northrop Grumman Corp.                                                                                        72,533
        430     United Parcel Service, Inc.                                                                                   32,620
        290     United Technologies Corp.                                                                                     21,643
                   TOTAL                                                                                                     283,555
                INFORMATION TECHNOLOGY--1.8%
        610     Automatic Data Processing, Inc.                                                                               27,901
        710     Intel Corp.                                                                                                   18,282
        610     Maxim Integrated Products, Inc.                                                                               18,306
        570     Microchip Technology, Inc.                                                                                    21,956
      1,000     Nokia Oyj, ADR, Class A                                                                                       32,880
        320     Seagate Technology Holdings                                                                                    8,262
      1,140   1 Taiwan Semiconductor Manufacturing Co., ADR                                                                   11,309
                   TOTAL                                                                                                     138,896
                MATERIALS--1.3%
        240     Bemis Co., Inc.                                                                                                7,169
        380     Bowater, Inc.                                                                                                  6,399
        220     Dow Chemical Co.                                                                                               9,379
        120     Freeport-McMoRan Copper & Gold, Inc.                                                                          10,490
        170     PPG Industries, Inc.                                                                                          12,470
        530     Packaging Corp. of America                                                                                    13,807
        750     Rohm & Haas Co.                                                                                               42,405
                   TOTAL                                                                                                     102,119
                TELECOMMUNICATION SERVICES--3.7%
      2,700     AT&T, Inc.                                                                                                   107,649
        760     Deutsche Telekom AG, ADR                                                                                      14,136
        730     Embarq Corp.                                                                                                  45,567
        250     France Telecommunications, ADR                                                                                 7,580
        970     NTT Docomo Inc. - Spon. ADR                                                                                   14,802
        390     Nippon Telegraph & Telephone Corp., ADR                                                                        9,009
        210     Swisscom AG, ADR                                                                                               7,361
        940     Verizon Communications                                                                                        39,367
      2,640     Windstream Corp.                                                                                              37,699
                   TOTAL                                                                                                     283,170
                UTILITIES--1.2%
      1,180     Energy East Corp.                                                                                             31,494
        280     Integrys Energy Group, Inc.                                                                                   14,048
        380     NiSource, Inc.                                                                                                 7,159
        490     Progress Energy, Inc.                                                                                         22,481
        460     Scottish & Southern Energy PLC, ADR                                                                           13,145
                   TOTAL                                                                                                      88,327
                   TOTAL COMMON STOCKS                                                                                     2,629,273
                   (IDENTIFIED COST $2,582,649)
                MUNICIPAL BONDS-59.5%
                CALIFORNIA - 58.5%
  $ 100,000     ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007),         91,199
                5.000%, 08/01/2037
     50,000     Allan Hancock, CA Joint Community College District, UT GO Bonds (Election of 2006-Series A), 5.000%,          51,817
                (FSA INS), 08/01/2025
    100,000     Baldwin Park, CA Unified School District, UT GO Bonds (Election of 2006) (Series 2007), 4.750%, (FSA         100,310
                INS), 08/01/2025
    100,000     Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (2006 Series F),               102,735
                5.000%, 04/01/2031
    200,000     Belmont-Redwood Shores, CA School District, Refunding UT GO Bonds, 5.000%, (FSA INS), 09/01/2022             207,882
    100,000     California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A),              98,849
                5.000%, 11/15/2042
    400,000     California State, Refunding UT GO Bonds, 5.000%, 03/01/2021                                                  411,328
    165,000     California State, UT GO Bonds, 5.000%, 10/01/2023                                                            169,232
    150,000     California State, Various Purpose UT GO Bonds, 5.000%, 06/01/2032                                            150,817
    100,000     California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue         96,313
                Bonds (Series 2005A), 5.250%, 07/01/2035
    100,000     California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue              91,687
                Bonds (Series 2007A), 5.125%, 04/01/2037
    100,000     California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds (Series           100,068
                2007B), 5.250%, 03/01/2045
     50,000     Carson, CA Public Financing Authority, Special Assessment Bonds (Series 2006A), 5.000%, (Radian Asset         47,071
                Assurance INS), 09/02/2031
    100,000 2,3 Contra Costa County, CA Public Financing Authority, Austin Trust Variable Inverse Certificates               105,078
                (Series 2007-1005), (MBIA Insurance Corp. INS), 08/01/2037
    100,000     Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-         97,832
                Backed Bonds (Series 2005A), 5.000%, 06/01/2045
    100,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-           97,103
                1), 5.750%, 06/01/2047
    100,000     Hesperia Public Financing Authority, CA, Revenue Bonds (Series 2007A), 5.500%, (XL Capital Assurance         107,149
                Inc. INS), 09/01/2027
    200,000     Highland Redevelopment Agency, CA, (Highland Redevelopment Project Area No. 1), Tax Allocation Bonds         208,794
                (Series 2007), 5.000%, (AMBAC INS), 12/01/2021
    100,000     Hollister, CA Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds, 5.000%, (FSA INS),         102,312
                06/01/2032
     50,000     Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 09/02/2030            46,759
     50,000     Lancaster, CA Financing Authority, Tax Allocation Revenue Bonds (2006 Issue: Project 5 & 6), 5.000%,          50,764
                (AMBAC INS), 02/01/2039
    200,000     Los Angeles, CA Housing Authority, GO First Mortgage Bonds (Series 2007A), 5.000%, (Radian Asset             189,818
                Assurance INS), 06/01/2029
    300,000     Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2005A-2), 5.000%, (MBIA               310,995
                Insurance Corp. INS), 07/01/2023
    110,000     Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS),           112,463
                07/01/2021
     50,000     Panama-Buena Vista, CA Unified School District, COP School Construction Project (Series 2006),                50,615
                5.000%, (MBIA Insurance Corp. INS), 09/01/2036
    150,000     Pomona, CA Redevelopment Agency, Revenue Bonds (2006 Series AS), 5.000%, (AMBAC INS), 02/01/2031             152,930
    100,000     Poway, CA Redevelopment Agency, Refunding Tax Allocation Bonds, 5.000%, (MBIA Insurance Corp. INS),          101,932
                06/15/2033
    200,000     Regents of the University of California Medical Center, Libor Floating Rate Index Bonds (Series              192,376
                2007C-2), (MBIA Insurance Corp. INS), 05/15/2043
     50,000     Riverside County, CA, COP (Series 2005A), 5.000%, (FGIC INS), 11/01/2036                                      50,565
     50,000     Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028            49,619
    100,000     Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance             102,931
                Corp. INS), 07/01/2030
    200,000     San Mateo County, CA Community College District, UT GO Bonds (Election of 2001-Series A), 5.000%,            203,538
                (FGIC INS), 09/01/2026
    100,000     Santa Clarita, CA Community College District, UT GO Bonds (Election of 2001, Series 2005), 5.000%,           103,027
                (FSA INS), 08/01/2028
    100,000     South Orange County, CA Public Financing Authority, (Ladera Ranch), Special Tax Revenue Bonds (Series        102,530
                2005A), 5.000%, (AMBAC INS), 08/15/2032
    150,000     South San Francisco, CA Redevelopment Agency, Tax Allocation Bonds (Series 2006A), 5.000%, (FGIC             153,936
                INS), 09/01/2025
     40,000     University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%,               40,500
                (AMBAC INS), 05/15/2039
     60,000     University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%,               60,750
                (United States Treasury PRF 05/15/2012 @ 101), 05/15/2039
                   TOTAL                                                                                                   4,513,624
                PUERTO RICO - 1.0%
     80,000 2,3 Puerto Rico Electric Power Authority, Drivers (Series 1817), (FSA INS), 01/01/2015                            75,747
                   TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,730,351)                                                      4,589,371
                SHORT-TERM MUNICIPALS--7.1%4
                CALIFORNIA -7.1%
    300,000     California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs,           300,000
                3.880%, 9/3/2007
    150,000     Los Angeles, CA Convention & Exhibition Center Authority, (Series 2003D) Weekly VRDNs (Los Angeles,          150,000
                CA), (AMBAC INS, Dexia Credit Local LIQ), 3.860%, 9/5/2007
    100,000     Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs,         100,000
                3.870%, 9/6/2007
                   TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                     550,000
                   TOTAL INVESTMENTS - 100.7%                                                                              7,768,644
                   (IDENTIFIED COST $7,863,000)5
                   OTHER ASSETS AND LIABILITIES - NET - (0.7)%                                                              (52,305)
                   TOTAL NET ASSETS - 100%                                                                               $ 7,716,339


At August 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $180,825, which represented 2.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2007, these liquid restricted securities amounted to $180,825, which represented 2.3% of total net assets.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At August 31, 2007, the cost of investments for federal tax purposes was $7,863,000. The net unrealized depreciation of investments for federal tax purposes was $94,356. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,626 and net unrealized depreciation from investments for those securities having an excess of cost over value of $183,982.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.



The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 AMBAC --American Municipal Bond Assurance Corporation
 COP   --Certificate of Participation
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 INS   --Insured
 LIQ   --Liquidity Agreement
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes





ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007